Accounts Receivable, Net - Schedule of the Movement in the allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	¥ 22,894	$ 3,509	¥ 2,249	¥ 2,183
Additions (reversals)	(7,124)	(1,092)	20,645	66
Balance at end of the year	¥ 15,770	$ 2,417	¥ 22,894	¥ 2,249